Note 38 - Capital Management (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure for gearing ratio [text block]
	As of December 31,
	2025	2024
Total borrowings	$13,795,742	$21,418,017
Less: Cash and cash equivalents	(99,532,115)	(21,699,202)
Net cash	(85,736,373)	(281,185)
Total equity	196,079,839	73,103,853
Total capital	$196,079,839	$73,103,853
Gearing ratio	0%	0%